CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (23,455)	$ (25,857)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	837	694
Amortization of premium on marketable securities	167
Share-based compensation	7,170	7,192
Exchange rate differences on cash, cash equivalents and restricted cash	173	127
Other		2
Change in operating assets and liability items:
Accounts receivable	6,296	5,469
Prepaid expenses and other current assets	(1,483)	(3,349)
Deferred costs	290	230
Deferred taxes and other non-current assets	(352)	137
Trade payables	1,731	(129)
Employee and payroll accrued expenses	(1,650)	(534)
Other accounts payable and non-current liabilities	178	60
Operating lease	(472)	(242)
Deferred revenues	8,653	4,988
Net cash used in operating activities	(1,917)	(11,212)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(938)	(1,598)
Investment in marketable securities	(16,127)	(10,638)
Proceeds from maturities of marketable securities	15,409
Net cash used in investing activities	(1,656)	(12,236)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	1,580	954
Changes in withholding tax related to employee stock plans	(470)	(1,227)
Net cash provided by (used in) financing activities	1,110	(273)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(173)	(127)
DECREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(2,636)	(23,848)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF PERIOD	61,717	121,729
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	59,081	97,881
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Property and equipment purchased but not yet paid	$ 35